May 13, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC   20549

Re: The OFFITBANK Variable Insurance Fund, Inc.
    Securities Act of 1933 Registration No. 33-81748 and
    Investment Company Act of 1940 File No. 811-8640
    Rule 497(e) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission, on behalf of The OFFITBANK Variable Insurance Fund, Inc. (the "Company"), and pursuant to the provisions of Rule 497(e) promulgated under the Securities Act of 1933, as amended. We are filing via EDGAR Supplements to the Prospectuses and Statements of Additional Information, such documents are dated May 13, 1998, which reflect the transition of services from BISYS Fund Services to PFPC Inc.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614) 470-8305.


Sincerely,


/s/Matthew Constancio
Matthew Constancio
Manager, Client Legal Services
BISYS Fund Services


cc:  Mr. Peter O'Rourke, Esq.     Kramer, Levin, Naftalis & Frankel
     Mr. Stephen B. Wells, Esq.  OFFITBANK





              THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                         (the "Company")

             Supplement dated May 13, 1998 to each of the
                Current Prospectuses of the Company

Certain of the existing service arrangements with respect to the Company will change as described below:


Change in Administrator and Fund Accounting Agent

Effective on or about June 1, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as administrator and fund accounting agent to the Company pursuant to the terms of an Administration and Fund Accounting Services Agreement.

The services provided by PFPC as administrator and fund accounting agent include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Company's registration statement with the Securities and Exchange Commission (the "Commission"), preparation of annual, semi-annual and other reports to shareholders and the Commission, filing of federal and state income tax returns, preparation of financial and management reports, preparation of board meeting materials, preparation and filing of blue sky registrations and monitoring compliance with the amounts
and conditions of each state's qualification.   For the administrative and
fund accounting services PFPC provides to the Company, PFPC is paid an annual fee calculated daily and paid monthly which will not exceed .125% of average daily net assets.


Change in Transfer and Dividend Disbursing Agent

Effective May 25, 1998, PFPC, with principal offices located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer and dividend disbursing agent of the Company.


Change in Distributor

Effective June 1, 1998, OFFIT Funds Distributor, Inc. (the "Distributor") is a wholly-owned subsidiary of Provident Distributors, Inc. and the Distributor's principal offices are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.





                 THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                             (the "Company")

                 Supplement dated May 13, 1998 to each of the Current Statements of Additional Information


Certain of the existing service arrangements with respect to the Company will change as described below:


Change in Administrator and Fund Accounting Agent

Effective on or about June 1, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as administrator and fund accounting agent to the Company pursuant to the terms of an Administration and Fund Accounting Services Agreement.

The services provided by PFPC as administrator and fund accounting agent include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Company's registration statement with the Securities and Exchange Commission (the "SEC"), preparation of annual, semi-annual and other reports to shareholders and the SEC, filing of federal and state income tax returns, preparation of financial and management reports, preparation of board meeting materials, preparation and filing of blue sky registrations and monitoring compliance with the amounts and conditions of
each state's qualification.   For the administrative and fund accounting
services PFPC provides to the Company, PFPC is paid an annual fee calculated daily and paid monthly which will not exceed .125% of average daily net assets.


Change in Transfer and Dividend Disbursing Agent

Effective May 25, 1998, PFPC, with principal offices located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer and dividend disbursing agent of the Company.


Change in Distributor

Effective June 1, 1998, OFFIT Funds Distributor, Inc. (the "Distributor") is a wholly-owned subsidiary of Provident Distributors, Inc. and the Distributor's principal offices are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.